UNAUDITED CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
UNAUDITED CONSOLIDATED STATEMENTS OF INCOME
Amortization and impairment of servicing rights	$ 1,850	$ 2,855	$ 6,079	$ 6,439
Gain on disposal of discontinued operations			$ 267